SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

From August 2023 until October 2023, in accordance with the approval of the Second Extension Proposal, the lesser of (x) $160,000 and (y) $0.04 per public share multiplied by the number of public shares outstanding on each Contribution Date were deposited into the Trust Account. As of November 17, a total of $640,000 has been deposited to the Trust Account as Contributions, of which, $320,000 was made after September 30, 2023.

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On February 13, 2023, the Company held the Extraordinary General Meeting. The shareholders approved the Extension Proposal. Under Cayman Islands law, the amendment to the Charter took effect upon approval of the Extension Proposal. Accordingly, the Company now has until August 23, 2023 to consummate its initial business combination. In connection with the votes to approve the Extension Proposal, the holders of 10,415,452 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share, for an aggregate redemption amount of approximately $109.31 million, leaving approximately $100.59 million in the Trust Account.

In accordance with the provisions of the Business Combination Agreement, as amended, additional fund in the amount of $290,000 were deposited by Seamless to the Trust Account on February 21, 2023, and the required contributions will continue to be deposited on or before the 23rd day of each subsequent calendar month into the Trust Account until August 23, 2023 or such earlier date that the board determines to liquidate INFINT or the date an initial business combination is completed.

Seamless Group Inc [Member]
SUBSEQUENT EVENTS

22 Subsequent events

The Loan of HK$2.5 million (equivalent to US$0.3 million) due and payable on March 28, 2023 has been extended to March 30, 2024 via an agreement signed on March 30, 2023.

The Loan of HK$4.7 million (equivalent to US$0.6 million) due and payable on March 20, 2023   are in negotiation for an extension as of the date of this report.